Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Class A	Class A Ordinary Shares [Member]	Class B [Member] Ordinary Shares [Member]
Beginning balance at Dec. 31, 2023	$ 6,042	$ 24,281	$ (18,958)		$ 0	$ 719
Beginning balance (shares) at Dec. 31, 2023					0	7,187,500
Sale of Private Placement Units	7,250,000	7,249,927			$ 73	$ 0
Sale of Private Placement Units (shares)					725,000	0
Fair Value of Public Warrants at issuance	1,437,500	1,437,500		$ 1,437,500
Allocated value of transaction costs to Public Warrants and Private Placement Units	(86,443)	(86,443)
Accretion for Class A ordinary shares to redemption amount	(24,534,690)	(8,625,265)	(15,909,425)	24,534,690
Net income	8,791,874		8,791,874
Ending balance at Dec. 31, 2024	(7,135,717)	0	(7,136,509)		$ 73	$ 719
Ending balance (shares) at Dec. 31, 2024					725,000	7,187,500
Accretion for Class A ordinary shares to redemption amount	(11,494,752)		(11,494,752)	$ 11,494,752
Net income	8,556,703		8,556,703
Ending balance at Dec. 31, 2025	$ (10,073,766)	$ 0	$ (10,074,558)		$ 73	$ 719
Ending balance (shares) at Dec. 31, 2025					725,000	7,187,500